SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2002

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

01-02    GF     3000     5.9933       7.62	       Weeden & Co.
01-03   " "     2800     6.1186       7.84              " "
01-04   " "     3000     6.3443       7.88              " "
01-07   " "     3500     6.3314       7.88		  " "
01-09   " "     3500     6.3457       7.75              " "
01-10   " "     3300     6.2727       7.73              " "
01-11   " "     3500     6.2329       7.70              " "
01-14   " "     3500     6.1586       7.55              " "
01-15   " "     3300     6.1258       7.53              " "
01-16   " "     3400     6.0500       7.29              " "
01-17   " "     3500     6.0586       7.47              " "
01-18   " "     3400     6.0559       7.42              " "
01-22   " "     3400     6.0588       7.44              " "
01-23   " "    10000     6.0320       7.51              " "
01-24   " "     9800     6.1772       7.45              " "
01-25   " "      600     6.0400       7.34              " "
01-28   " "     6000     6.0250       7.33              " "
01-29   " "     5800     6.0000       7.31              " "
01-30   " "     6000     5.9450       7.21              " "
01-31   " "     5800     6.0400       7.29              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          02/01/02